Risk Assurance Liabilities - Summary of Movement of Risk Assurance Liabilities (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Guarantees [Abstract]
Balance at the beginning of the year	¥ 129,935,457	$ 18,898,328	¥ 149,787,763
Fair value of risk assurance liabilities upon the inception of new loans	121,328,889	17,646,555	93,633,337
Performed risk assurance liabilities	(77,700,252)	(11,301,033)	(74,618,769)
Net loss (gain) on risk assurance liabilities	(353,731)	(51,448)	(38,866,874)	¥ 743,874
Balance at the end of the year	¥ 173,210,363	$ 25,192,402	¥ 129,935,457	¥ 149,787,763